Significant Accounting and Reporting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended												8 Months Ended	4 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended
	Apr. 30, 2012	Mar. 31, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2012 Internal Use Software	Dec. 31, 2011 Internal Use Software	Dec. 31, 2010 Internal Use Software	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Internal Use Software	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Internal Use Software	Dec. 31, 2012 Building and Building Improvements	Dec. 31, 2012 Computer Equipment And Purchased Software Minimum	Dec. 31, 2012 Computer Equipment And Purchased Software Maximum	Dec. 31, 2012 Leasehold Improvements Minimum	Dec. 31, 2012 Leasehold Improvements Maximum	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 9.625%/10.375% senior PIK toggle notes due 2018	Apr. 30, 2012 Revolving Credit Facility	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc.	Feb. 15, 2012 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc. 9.625%/10.375% senior PIK toggle notes due 2018
Summary Of Significant Accounting Policies [Line Items]
Direct owned subsidiary																							100.00%	100.00%
Outstanding Common Stock Acquired Percentage																										100.00%
Notes																									$ 600.0		$ 600.0
Interest rate, due date																											Jun. 15, 2018
Senior notes, interest rate																					9.625%						10.375%
Increase in credit facility																						10.0
Credit facility, initial borrowing capacity																						200.0
Credit facility, revised borrowing capacity																						210.0
Line of credit facility tranche with extended maturity date	155.0
Line of credit remaining commitment expiration date	Feb. 10, 2017
Ownership interest		20.00%	20.00%
Nonmarketable investments in TransUnion Corp		20.00%	20.00%
Internally developed software, net				93.4
Number of operating segments		3	3
Cost of services included research and development costs																	7.6	3.7	7.8	6.9
Advertising costs																	19.2	15.5	32.8	31.4
Exchange rate gains (losses)																	0.1	0.2	(2.8)	(0.2)
Estimated useful life of the asset												20 years	3 years	7 years	5 years	7 years
Estimated Useful Life								3 years	3 years	40 years	7 years
Impairment of Intangible Assets, Finite-lived					0	2.0	0
Expenses related to defined contribution profit sharing plan																	$ 6.9	$ 4.8	$ 10.1	$ 10.5